ACQUISITION OF BUSINESSES - La Trobe Financial Services Pty Limited (“La Trobe”) (Details) - USD ($) $ in Millions		7 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 06, 2022
Disclosure of detailed information about business combination [line items]
Revenues			$ 57,545	$ 46,587	$ 37,635
Net income (loss)			355	2,153	580
Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Revenues			34,946	$ 29,988	$ 22,580
La Trobe Financial Services Pty Limited
Disclosure of detailed information about business combination [line items]
Acquisition-related costs	$ 8
La Trobe Financial Services Pty Limited | Dealer software and technology services operations
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Goodwill	$ 392
Intangible assets	646
Loans Receivable as of Acquisition Date	4,500
Non-recourse borrowings	$ 4,500
Other net liabilities						$ 27
Revenues		$ 259	402
Net income (loss)		$ 17	$ 35
La Trobe Financial Services Pty Limited | Dealer software and technology services operations | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 1,100